Segment Information (Selected Information and Details Of Operating Segment Revenue) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net, Originally Reported	$ 11,924	$ 11,526	$ 10,550
Sales Revenue, Services, Net, Adjusted	0	0	0
Revenue	11,924	11,526	10,550
Operating Income (Loss), Originally Reported	1,829	1,638	939
Operating Income (Loss), Adjusted	0	0	0
Operating Income (Loss)	1,829	1,638	939
Fixed Assets, Net	809	804	822
Total Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue	11,924	11,526	10,550
Operating Income (Loss)	1,829	1,638	939
Marsh [Member]
Segment Reporting Information [Line Items]
Revenue	5,265	5,031	4,574
Guy Carpenter [Member]
Segment Reporting Information [Line Items]
Revenue	1,085	1,048	983
Risk and Insurance Services [Member]
Segment Reporting Information [Line Items]
Revenue	6,350	6,079	5,557
Operating Income (Loss)	1,334	1,200	957
Mercer [Member]
Segment Reporting Information [Line Items]
Revenue	4,147	4,004	3,685
Oliver Wyman Group [Member]
Segment Reporting Information [Line Items]
Revenue	1,466	1,483	1,357
Consulting [Member]
Segment Reporting Information [Line Items]
Revenue	5,613	5,487	5,042
Operating Income (Loss)	692	617	144
Total Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	11,963	11,566	10,599
Operating Income (Loss)	2,026	1,817	1,101
Corporate / Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(39)	(40)	(49)
Operating Income (Loss)	(197)	(179)	(162)
United States [Member]
Segment Reporting Information [Line Items]
Revenue	5,300	5,131	4,708
Fixed Assets, Net	494	505	511
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue	1,960	1,922	1,720
Fixed Assets, Net	121	133	132
Continental Europe [Member]
Segment Reporting Information [Line Items]
Revenue	1,879	1,906	1,809
Fixed Assets, Net	63	65	69
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue	1,346	1,287	1,067
Fixed Assets, Net	62	37	43
Other Geographic Areas [Member]
Segment Reporting Information [Line Items]
Revenue	1,478	1,320	1,295
Fixed Assets, Net	69	64	67
Corporate / Eliminations [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net, Originally Reported	(39)	(40)	(49)
Sales Revenue, Services, Net, Adjusted	0	0	0
Operating Income (Loss), Originally Reported	(197)	(179)	(162)
Operating Income (Loss), Adjusted	0	0	0
Total Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net, Originally Reported	11,963	11,566	10,599
Sales Revenue, Services, Net, Adjusted	0	0	0
Operating Income (Loss), Originally Reported	2,026	1,817	1,101
Operating Income (Loss), Adjusted	0	0	0
Consulting [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net, Originally Reported	5,382	5,265	4,835
Sales Revenue, Services, Net, Adjusted	231	222	207
Operating Income (Loss), Originally Reported	652	588	129
Operating Income (Loss), Adjusted	40	29	15
Risk and Insurance Services [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net, Originally Reported	6,581	6,301	5,764
Sales Revenue, Services, Net, Adjusted	(231)	(222)	(207)
Operating Income (Loss), Originally Reported	1,374	1,229	972
Operating Income (Loss), Adjusted	$ (40)	$ (29)	$ (15)